Label	Element	Value
Innovator Equity Defined Protection ETF™ - 1 Yr February | SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: 6.04 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	91.70%
Innovator Equity Defined Protection ETF™ - 1 Yr February | SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: 601.84 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.10%
Innovator Equity Defined Protection ETF™ - 1 Yr February | SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: 647.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.00%)